Summary of Principal Accounting Policies (Details 5)	12 Months Ended
Dec. 31, 2014
Buildings
Property and equipment, net
Estimated useful life	30 years
Motor vehicles
Property and equipment, net
Estimated useful life	5 years
Minimum | Furniture, fixtures and equipment
Property and equipment, net
Estimated useful life	3 years
Maximum | Furniture, fixtures and equipment
Property and equipment, net
Estimated useful life	5 years